Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate of Relevant Currencies	Mar. 31, 2024	Jun. 30, 2023
Exchange rate [Member]
Schedule of Exchange Rate of Relevant Currencies [Line Items]
Exchange rate	0.6532	0.663
Average exchange rate [Member]
Schedule of Exchange Rate of Relevant Currencies [Line Items]
Exchange rate	0.6544	0.6764